LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities under our non-cancellable operating leases as of June 30, 2023 were as follows:

Payments due by period	June 30, 2023
2023 (remaining six months)	$1,243,236
2024	2,123,821
2025	1,852,357
2026	1,638,131
2027	1,181,403
Thereafter	3,983,177
Total undiscounted operating lease payments	$12,022,125
Less: Imputed interest	(1,669,842)
Present value of operating lease liabilities	$10,352,284

Maturity of lease liabilities under our non-cancellable operating leases as of December 31, 2022 were as follows:

Payments due by period
2023	$2,572,637
2024	1,995,148
2025	1,688,859
2026	1,504,408
2027	1,177,509
Thereafter	2,934,184
Total undiscounted operating lease payments	$11,872,747
Less: Imputed interest	(1,602,391)
Present value of operating lease liabilities	$10,270,356

SCHEDULE OF COMPANY’S OPERATING LEASE

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	June 30, 2023	December 31, 2022
Right of use asset	$10,625,757	$10,604,935
Operating lease liability, current	$1,962,955	$2,228,852
Operating lease liability, net of current	$8,389,329	$8,041,504

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	December 31, 2022	December 31, 2021
Right of use asset	$10,604,935	$3,423,123

Operating lease liability, current	$2,228,852	$323,056
Operating lease liability, net of current	8,041,504	2,675,495
Total operating lease liabilities	$10,270,356	$2,998,551

SCHEDULE OF OPERATING LEASE TERM

The following table provides a summary of other information related to the leases at June 30, 2023 and December 31, 2022:

Other Information	June 30, 2023	December 31, 2022
Weighted-average remaining lease term for operating leases	7 years	6 years
Weighted-average discount rate for operating leases	3.97%	3.83%

Other information	December 31, 2022	December 31, 2021
Weighted-average remaining lease term for operating leases	6 years	10 years
Weighted-average discount rate for operating leases	3.83%	4.75%

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expenses for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,
	2023	2022
Operating lease cost	$460,626	$142,074
Variable lease cost	224,262	83,771
Short-term lease cost	158,433	8,882
Total rent expense	$843,321	$234,727

	Six Months Ended June 30,
	2023	2022
Operating lease cost	$917,291	$264,992
Variable lease cost	444,856	135,135
Short-term lease cost	315,374	17,606
Total rent expense	$1,677,521	$417,733

The components of lease expenses for the year ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Operating lease cost	$759,207	$372,454
Variable lease cost	355,924	216,073
Short-term lease cost	284,013	-
Total rent expense	$1,399,144	$588,527

Greens Natural Foods, Inc. [Member]
SCHEDULE OF MATURITY OF LEASE LIABILITIES	Future minimum payments under these leases are as follows:
2022	$1,706,695
2023	1,557,868
2024	1,227,570
2025	1,005,515
2026	908,237
Thereafter	2,000,317
$8,406,202